SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11. SUBSEQUENT EVENTS

In July 2013 the Company granted 100,000 restricted shares of the Company’s common stock to one employee under the 2012 Stock Incentive Plan.  These shares vest over three years.  The Company also granted options to purchase 300,000 shares of the Company’s common stock in July 2013 under the 2012 Stock Incentive Plan to one consultant.  These options vest over one year.

12. SUBSEQUENT EVENTS

In April 2013, one investor converted convertible debentures in the amount of $22,500 into 50,000 of the Company’s common shares. In May 2013, one investor converted convertible debentures in the amount of $125,000 into 277,778 of the Company’s common shares.